Income Taxes - Tax Effects of Temporary Differences Related to Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Allowance for loan losses	$ 771	$ 992
Stock based compensation	253	187
Deferred compensation, and other accruals	472	456
Intangible assets	0	159
Non-accrual loan interest	33	2
Other	7	10
Total deferred tax assets	1,536	1,806
Deferred tax liabilities
Depreciation	(407)	(390)
Deferred loan costs, net	(34)	(51)
FHLB stock dividends	(304)	(304)
Unrealized gains on securities available for sale	(2,298)	(3,058)
Prepaid expenses	(49)	(70)
Intangibles	(97)	(118)
Employee benefit expense	(28)	0
Total deferred tax liabilities	(3,217)	(3,991)
Net deferred tax liability	$ (1,681)	$ (2,185)